Unaudited condensed consolidated interim balance sheet - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Intangible assets:
Goodwill	£ 8,237.5	£ 7,612.3
Other	1,469.2	1,359.5
Property, plant and equipment	969.1	896.4
Right-of-use assets	1,455.7	1,395.1
Interests in associates and joint ventures	346.6	412.9
Other investments	372.9	318.3
Deferred tax assets	310.4	341.5
Corporate income tax recoverable	55.5	46.6
Trade and other receivables	198.2	152.6
Non-current assets	13,415.1	12,535.2
Current assets
Corporate income tax recoverable	109.5	90.4
Trade and other receivables	11,716.1	11,362.3
Cash and short-term deposits	1,775.0	3,882.9
Current assets	13,600.6	15,335.6
Current liabilities
Trade and other payables	(13,934.9)	(15,252.3)
Corporate income tax payable	(365.2)	(386.2)
Short-term lease liabilities	(293.6)	(279.7)
Bank overdrafts, bonds and bank loans	(289.1)	(567.2)
Current liabilities	(14,882.8)	(16,485.4)
Net current liabilities	(1,282.2)	(1,149.8)
Total assets less current liabilities	12,132.9	11,385.4
Non-current liabilities
Bonds and bank loans	(4,620.7)	(4,216.8)
Trade and other payables	(640.7)	(619.9)
Deferred tax liabilities	(341.6)	(312.5)
Provisions for post-employment benefits	(177.0)	(136.6)
Provisions for liabilities and charges	(245.7)	(268.5)
Long-term lease liabilities	(1,836.8)	(1,762.1)
Non-current liabilities	(7,862.5)	(7,316.4)
Net assets	4,270.4	4,069.0
Equity
Called-up share capital	116.2	122.4
Share premium account	575.8	574.7
Other reserves	274.0	(335.9)
Own shares	(1,083.3)	(1,112.1)
Retained earnings	3,909.2	4,367.3
Equity shareholders’ funds	3,791.9	3,616.4
Non-controlling interests	478.5	452.6
Total equity	£ 4,270.4	£ 4,069.0